UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08340

Greater India Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Greater India Portfolio

December 31, 2017

Portfolio of Investments

Common Stocks — 99.1%

Security	Shares	Value

India — 95.9%

Auto Components — 1.3%
MRF, Ltd.	3,154	$3,571,755

		$3,571,755

Automobiles — 8.6%
Mahindra & Mahindra, Ltd.	464,154	$5,455,934
Maruti Suzuki India, Ltd.	118,615	18,072,107

		$23,528,041

Banks — 12.3%
Bank of Baroda	956,139	$2,412,925
Canara Bank	265,926	1,496,838
Federal Bank, Ltd.	954,107	1,621,496
HDFC Bank, Ltd.	403,603	11,839,013
IndusInd Bank, Ltd.	226,007	5,825,811
RBL Bank, Ltd.(1)	365,386	2,918,313
Yes Bank, Ltd.	1,502,415	7,400,876

		$33,515,272

Beverages — 0.9%
United Breweries, Ltd.	139,855	$2,359,940

		$2,359,940

Biotechnology — 0.7%
Biocon, Ltd.	228,170	$1,922,748

		$1,922,748

Building Products — 0.7%
Kajaria Ceramics, Ltd.	165,378	$1,885,811

		$1,885,811

Capital Markets — 1.2%
Care Ratings, Ltd.	163,539	$3,407,212

		$3,407,212

Chemicals — 2.7%
Castrol India, Ltd.	285,075	$864,867
Castrol India, Ltd.(2)	285,075	862,896
UPL, Ltd.	469,941	5,606,367

		$7,334,130

Security	Shares	Value

Construction & Engineering — 1.7%
Voltas, Ltd.	458,638	$4,696,548

		$4,696,548

Construction Materials — 5.9%
Ambuja Cements, Ltd.	745,692	$3,167,615
Century Textiles & Industries, Ltd.	181,003	4,060,365
Dalmia Bharat, Ltd.	61,347	3,071,614
Grasim Industries, Ltd.	28,212	514,122
Grasim Industries, Ltd. GDR(3)	291,800	5,329,464

		$16,143,180

Consumer Finance — 7.1%
Bajaj Finance, Ltd.	285,730	$7,858,948
Bharat Financial Inclusion, Ltd.(2)	166,217	2,599,230
Mahindra & Mahindra Financial Services, Ltd.	570,553	4,217,419
Muthoot Finance, Ltd.	637,249	4,731,034

		$19,406,631

Diversified Financial Services — 1.8%
Bajaj Holdings & Investment, Ltd.	110,719	$4,971,068

		$4,971,068

Food Products — 1.6%
Britannia Industries, Ltd.	60,017	$4,428,449

		$4,428,449

Hotels, Restaurants & Leisure — 0.5%
Indian Hotels Co., Ltd. (The)	794,245	$1,461,429

		$1,461,429

Household Durables — 4.2%
Crompton Greaves Consumer Electricals, Ltd.	2,028,778	$8,701,320
Whirlpool of India, Ltd.	105,860	2,656,552

		$11,357,872

Household Products — 2.6%
Hindustan Unilever, Ltd.	335,920	$7,169,591

		$7,169,591

Industrial Conglomerates — 1.1%
Siemens, Ltd.	155,154	$3,019,899

		$3,019,899

20	See Notes to Financial Statements.

Greater India Portfolio

December 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Insurance — 0.8%
ICICI Lombard General Insurance Co., Ltd.(1)	182,639	$2,247,861

		$2,247,861

Internet Software & Services — 1.8%
Info Edge India, Ltd.	220,829	$4,807,178

		$4,807,178

IT Services — 6.0%
HCL Technologies, Ltd.	388,225	$5,447,360
Infosys, Ltd.	682,029	11,076,780

		$16,524,140

Life Sciences Tools & Services — 1.0%
Divi’s Laboratories, Ltd.	160,730	$2,776,455

		$2,776,455

Machinery — 4.0%
AIA Engineering, Ltd.	93,336	$2,256,086
Eicher Motors, Ltd.	10,518	4,989,399
Thermax, Ltd.	186,957	3,660,633

		$10,906,118

Media — 0.9%
Sun TV Network, Ltd.	164,934	$2,558,711

		$2,558,711

Metals & Mining — 3.3%
Hindalco Industries, Ltd.	1,221,302	$5,230,577
Hindustan Zinc, Ltd.	799,666	3,857,450

		$9,088,027

Oil, Gas & Consumable Fuels — 4.5%
Bharat Petroleum Corp., Ltd.	580,209	$4,701,014
Indian Oil Corp., Ltd.	744,982	4,532,289
Reliance Industries, Ltd.	208,230	2,998,405

		$12,231,708

Personal Products — 3.1%
Emami, Ltd.	206,931	$4,284,513
Procter & Gamble Hygiene & Health Care, Ltd.	27,742	4,070,997

		$8,355,510

Security	Shares	Value

Pharmaceuticals — 3.9%
Abbott India, Ltd.	34,916	$2,994,913
Cipla, Ltd.	535,500	5,093,515
Eris Lifesciences, Ltd.(1)(2)	212,094	2,696,170

		$10,784,598

Real Estate Management & Development — 0.6%
Prestige Estates Projects, Ltd.	325,464	$1,628,395

		$1,628,395

Road & Rail — 1.2%
Container Corp. of India, Ltd.	154,547	$3,346,757

		$3,346,757

Thrifts & Mortgage Finance — 3.9%
Housing Development Finance Corp., Ltd.	396,352	$10,614,384

		$10,614,384

Tobacco — 2.3%
ITC, Ltd.	1,508,021	$6,214,995

		$6,214,995

Wireless Telecommunication Services — 3.7%
Idea Cellular, Ltd.(2)	5,990,884	$10,142,291

		$10,142,291

Total India (identified cost $182,319,879)		$262,406,704

United States — 3.2%

IT Services — 3.2%
Cognizant Technology Solutions Corp., Class A	121,937	$8,659,966

		$8,659,966

Total United States (identified cost $6,629,544)		$8,659,966

Total Common Stocks (identified cost $188,949,423)		$271,066,670

21	See Notes to Financial Statements.

Greater India Portfolio

December 31, 2017

Portfolio of Investments — continued

Short-Term Investments — 1.0%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Eurodollar Time Deposit, 0.12%, 1/2/18	$2,628	$2,627,725

Total Short-Term Investments (identified cost $2,627,725)		$2,627,725

Total Investments — 100.1% (identified cost $191,577,148)		$273,694,395

Other Assets, Less Liabilities — (0.1)%		$(257,005)

Net Assets — 100.0%		$273,437,390

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2017, the aggregate value of these securities is $7,862,344 or 2.9% of the Portfolio’s net assets.

(2)	Non-income producing security.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2017, the aggregate value of these securities is $5,329,464 or 1.9% of the Portfolio’s net assets.

Futures Contracts
Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation

Equity Futures
SGX CNX Nifty Index	68	Long	Jan-18	$1,435,957	$1,356

					$1,356

SGX CNX Nifty Index:  Price-weighted average of 50 large and highly liquid companies listed on the National Stock Exchange of India.

Abbreviations:

GDR	–	Global Depositary Receipt

22	See Notes to Financial Statements.

Greater India Portfolio

December 31, 2017

Statement of Assets and Liabilities

Assets	December 31, 2017
Unaffiliated investments, at value (identified cost, $191,577,148)	$273,694,395
Deposits for derivatives collateral — financial futures contracts	52,360
Foreign currency, at value (identified cost, $2)	2
Interest receivable	26
Receivable for variation margin on open financial futures contracts	6,751
Receivable for foreign taxes	46,130
Total assets	$273,799,664

Liabilities
Payable to affiliates:
Investment adviser fee	$192,510
Trustees’ fees	3,530
Accrued expenses	166,234
Total liabilities	$362,274
Net Assets applicable to investors’ interest in Portfolio	$273,437,390

Sources of Net Assets
Investors’ capital	$191,315,839
Net unrealized appreciation	82,121,551
Total	$273,437,390

23	See Notes to Financial Statements.

Greater India Portfolio

December 31, 2017

Statement of Operations

Investment Income	Year Ended December 31, 2017
Dividends	$3,154,774
Non-cash dividends	1,160,197
Interest	6,048
Total investment income	$4,321,019

Expenses
Investment adviser fee	$2,110,202
Trustees’ fees and expenses	13,731
Custodian fee	206,725
Legal and accounting services	79,932
Miscellaneous	15,945
Total expenses	$2,426,535

Net investment income	$1,894,484

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$5,823,372
Financial futures contracts	591,985
Foreign currency transactions	(190,985)
Net realized gain	$6,224,372
Change in unrealized appreciation (depreciation) —
Investments	$82,154,940
Financial futures contracts	1,356
Foreign currency	2,652
Net change in unrealized appreciation (depreciation)	$82,158,948

Net realized and unrealized gain	$88,383,320

Net increase in net assets from operations	$90,277,804

24	See Notes to Financial Statements.

Greater India Portfolio

December 31, 2017

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2017	2016
From operations —
Net investment income (loss)	$1,894,484	$(139,680)
Net realized gain	6,224,372	56,851,192
Net change in unrealized appreciation (depreciation)	82,158,948	(48,726,256)
Net increase in net assets from operations	$90,277,804	$7,985,256
Capital transactions —
Contributions	$10,165,205	$7,069,673
Withdrawals	(30,668,994)	(49,559,052)
Net decrease in net assets from capital transactions	$(20,503,789)	$(42,489,379)

Net increase (decrease) in net assets	$69,774,015	$(34,504,123)

Net Assets
At beginning of year	$203,663,375	$238,167,498
At end of year	$273,437,390	$203,663,375

25	See Notes to Financial Statements.

Greater India Portfolio

December 31, 2017

Financial Highlights

	Year Ended December 31,
Ratios/Supplemental Data	2017	2016	2015	2014	2013
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.98%	1.19%	1.23%	1.22%	1.31%
Net investment income (loss)	0.76%	(0.06)%	(0.23)%	0.17%	0.58%
Portfolio Turnover	25%	91%	30%	22%	42%

Total Return	45.78%	3.35%	(4.33)%	40.17%	(9.52)%

Net assets, end of year (000’s omitted)	$273,437	$203,663	$238,167	$280,593	$231,169

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

26	See Notes to Financial Statements.

Greater India Portfolio

December 31, 2017

Notes to Financial Statements

1  Significant Accounting Policies

Greater India Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2017, Eaton Vance Greater India Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Foreign ownership of shares of certain Indian companies may be subject to limitations. When foreign ownership of such an Indian company’s shares approaches the limitation, foreign investors may be willing to pay a premium to the local share price to acquire shares from other foreign investors. Such shares are valued at the closing price for foreign investors as provided by the exchange on which they trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

27

Greater India Portfolio

December 31, 2017

Notes to Financial Statements — continued

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in India. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities, the holding period of such securities, the related tax rates, and the availability of any realized losses in excess of gains that may be carried forward to offset future gains. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on certain Indian securities sold at a gain are included in net realized gain (loss) on investments. As of March 31, 2017, the Portfolio, for tax reporting in India, had accumulated losses of INR 625,296,108 (having a value of approximately $9,797,000 at December 31, 2017) that can be carried forward to offset future realized gains from the sale of certain Indian securities that would otherwise be subject to Indian capital gains taxes. These accumulated losses expire on March 31, 2020 (INR 535,151,798) and March 31, 2022 (INR 90,144,310).

As of December 31, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing. The Portfolio also files a tax return in India annually as of March 31st. Such tax returns are subject to examination by the Indian tax authorities for open years as determined by the statute of limitations, which is generally a period of up to 7 years after a tax return is filed.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.85% of the Portfolio’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by vote of a majority of the holders of interest in the Portfolio. For the year ended December 31, 2017, the investment adviser fee amounted to $2,110,202 or 0.85% of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement effective October 19, 2017, BMR pays Goldman Sachs Asset Management, L.P. a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. Prior to October 19, 2017, Goldman Sachs Asset Management International, an affiliate of Goldman Sachs Asset Management, L.P., served as sub-adviser to the Portfolio.

28

Greater India Portfolio

December 31, 2017

Notes to Financial Statements — continued

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $61,410,493 and $82,127,775, respectively, for the year ended December 31, 2017.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at December 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$202,907,147

Gross unrealized appreciation	$82,799,198
Gross unrealized depreciation	(12,010,594)

Net unrealized appreciation	$70,788,604

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 2017 is included in the Portfolio of Investments. At December 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. The Portfolio enters into equity index futures contracts to manage cash flows.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at December 31, 2017 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative

Futures contracts	$1,356	$—

(1)	Amount represents cumulative unrealized appreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the year ended December 31, 2017 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Futures contracts	$591,985	$1,356

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

29

Greater India Portfolio

December 31, 2017

Notes to Financial Statements — continued

The average notional cost of futures contracts (long) outstanding during the year ended December 31, 2017, which is indicative of the volume of this derivative type, was approximately $4,513,000.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2017.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

The securities markets in the India region are substantially smaller, less liquid and more volatile than the major securities markets in the United States, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying relevant laws and regulations. Governmental actions can have a significant effect on the economic conditions in the India region, which could adversely affect the value and liquidity of investments.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

30

Greater India Portfolio

December 31, 2017

Notes to Financial Statements — continued

At December 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$—	$42,477,808		$—	$42,477,808
Consumer Staples	—	28,528,485		—	28,528,485
Energy	—	12,231,708		—	12,231,708
Financials	—	74,162,428		—	74,162,428
Health Care	—	15,483,801		—	15,483,801
Industrials	—	23,855,133		—	23,855,133
Information Technology	8,659,966	21,331,318		—	29,991,284
Materials	862,896	31,702,441		—	32,565,337
Real Estate	—	1,628,395		—	1,628,395
Telecommunication Services	—	10,142,291		—	10,142,291

Total Common Stocks	$9,522,862	$261,543,808	*	$—	$271,066,670

Short-Term Investments	$—	$2,627,725		$—	$2,627,725

Total Investments	$9,522,862	$264,171,533		$—	$273,694,395

Futures Contracts	$—	$1,356		$—	$1,356

Total	$9,522,862	$264,172,889		$—	$273,695,751

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At December 31, 2017, there were no investments transferred between Level 1 and Level 2 during the year then ended.

31

Greater India Portfolio

December 31, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Greater India Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Greater India Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2017, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 22, 2018

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

32

Eaton Vance

Greater India Fund

December 31, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each, a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on October 17 and 18, 2017 (the “Meeting”), the Board of Eaton Vance Special Investment Trust, on behalf of Eaton Vance Greater India Fund (the “Fund”), and the Board of Greater India Portfolio (the “Portfolio”), the portfolio in which the Fund invests substantially all of its assets, including a majority of the Independent Trustees, voted to approve (i) a new investment sub-advisory agreement between Boston Management and Research (the “Adviser”) and Goldman Sachs Asset Management, L.P. (“GSAM” or the “Sub-adviser”) with respect to the Fund (the “Fund GSAM Agreement”) and (ii) a new investment sub-advisory agreement between the Adviser and GSAM with respect to the Portfolio (together with the Fund GSAM Agreement, the “GSAM Sub-advisory Agreements”).

As of the date of the Meeting, Goldman Sachs Asset Management International (“GSAMI”) served as sub-adviser to the Fund and the Portfolio pursuant to separate investment sub-advisory agreements between the Adviser and GSAMI (together, the “Current Sub-advisory Agreements”). The Board’s approval of the GSAM Sub-advisory Agreements permits GSAM to replace GSAMI as sub-adviser to the Fund and the Portfolio and enables the Fund and the Portfolio to continue their investment programs. GSAM and GSAMI are both indirect wholly-owned subsidiaries of the same parent company, The Goldman Sachs Group, Inc. (“Goldman”).

At the Meeting, the Board received information regarding Goldman’s plan to relocate the London office of GSAMI to the New York offices of GSAM as part of an internal reallocation of investment advisory responsibilities within Goldman (the “Goldman Transition”). The Board received information that, as a result of the Goldman Transition, GSAMI will cease providing investment services to the Fund and the Portfolio under the Current Sub-advisory Agreements and, if the Board approves the GSAM Sub-advisory Agreements, GSAM will assume all of GSAMI’s rights and responsibilities in managing the Fund and the Portfolio. The Board also received information from GSAM confirming that the assumption of GSAMI’s responsibilities by GSAM would not result in a technical “assignment” of the Current Sub-advisory Agreements under Rule 2a-6 under the 1940 Act and, as such, would not result in the need for shareholder approval to enter into the GSAM Sub-advisory Agreements.

In considering the proposals to approve the GSAM Sub-advisory Agreements, the Board reviewed information furnished for the Meeting, as well as information previously furnished throughout the year at the meetings of the Board and its committees. In this connection, the Board also considered information evaluated by the Board and its Contract Review Committee in determining to approve investment advisory and sub-advisory agreements for the Eaton Vance Funds at the meeting of the Board held on April 25 and 26, 2017 (the “2017 Annual Contract Renewal”). The Board noted that, as part of the 2017 Annual Contract Renewal, it had approved the Portfolio’s investment advisory agreement with the Adviser, but that the Current Sub-advisory Agreements and the advisory agreement between the Fund and the Adviser, were in their initial two-year term and, as such, were not required to be approved as part of the 2017 Annual Contract Renewal.

The Board was assured that the Goldman Transition would not result in any changes to, among other things, the nature or level of services currently being provided by GSAMI under the Current Sub-advisory Agreements. In this regard, the Board considered that the investment professionals of GSAMI who were providing portfolio management services under the Current Sub-advisory Agreements as of the date of the Meeting would continue providing these services under the GSAM Sub-advisory Agreements as employees of GSAM. Accordingly, in addition to the information considered at the Meeting and at prior meetings of the Board, including in connection with the 2017 Annual Contract Renewal, the Board considered relevant information provided by GSAMI in connection with the initial approval of the Current Sub-advisory Agreements, which occurred in August 2016, and was approved by shareholders at a meeting held on November 17, 2016 (the “Initial Approvals”). A description of the material factors considered and conclusions reached by the Board as part of the Initial Approvals is described in the annual reports to shareholders of the Fund and the Portfolio dated December 31, 2016. A description of the material factors considered and conclusions reached by the Board as part of the 2017 Annual Contract Renewal with respect to the advisory agreement between the Portfolio and the Adviser is described in the semi-annual reports to shareholders of the Fund and the Portfolio dated June 30, 2017.

Information considered by the Board relating to the GSAM Sub-advisory Agreements included, among other things, the following (certain information was considered by the Board in connection with the Initial Approvals with respect to GSAMI and/or at prior meetings of the Board throughout the year, including in connection with the 2017 Annual Contract Renewal):

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Fund and the sub-advisory fees to be paid by the Adviser to the Sub-adviser;

•	Comparative information concerning fees charged by other advisers for managing funds similar to the Fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services to be provided by GSAM under the GSAM Sub-advisory Agreements, including the investment strategies and processes to be employed;

•	Information about GSAM’s policies and practices with respect to trading, including processes for monitoring best execution of portfolio transactions;

33

Eaton Vance

Greater India Fund

December 31, 2017

Board of Trustees’ Contract Approval — continued

Information about the Adviser and Sub-adviser

•	Descriptions of the qualifications, education and/or experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing, as applicable, other mutual funds and/or investment accounts;

•	The Code of Ethics of the Sub-adviser, together with information relating to compliance with and the administration;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance by the Sub-adviser (including descriptions of various compliance programs);

•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates and the Sub-adviser;

•	A description of the Adviser’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters; and

Other Relevant Information

•	The terms of the GSAM Sub-advisory Agreements.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the GSAM Sub-advisory Agreements are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the GSAM Sub-advisory Agreements.

Nature, Extent and Quality of Services

In considering whether to approve the GSAM Sub-advisory Agreements, the Board evaluated the nature, extent and quality of services to be provided by GSAM under the GSAM Sub-advisory Agreements.

The Board considered the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services under the GSAM Sub-advisory Agreements. The Board considered the resources available to GSAM in fulfilling its duties under the GSAM Sub-advisory Agreements and the abilities and experience of the investment professionals in implementing the investment strategies of the Fund and the Portfolio. In particular, the Board considered the benefits of having portfolio management services involving equity securities of companies in India and surrounding countries of the Indian subcontinent provided by investment professionals located in the region which was not expected to change in connection with the Goldman Transition. The Board also took into account the resources dedicated to portfolio management and other services, as well as other factors, such as the reputation and resources of the Sub-adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio.

The Board considered the compliance program of the Sub-adviser and information from the Adviser regarding the adequacy and effectiveness of GSAM’s compliance program.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Sub-adviser, taken as a whole, will be appropriate and consistent with the terms of the GSAM Sub-advisory Agreements.

Performance, Management Fees, Profitability and Economies of Scale

The Board considered the recent performance of the Portfolio, including in connection with the 2017 Annual Contract Renewal. The Board also considered the fact that, as part of the Initial Approvals, it had evaluated information regarding the performance of GSAMI in managing strategies similar to that employed by the Portfolio. The Board noted that, as part of the 2017 Annual Contract Renewal, it had concluded that (i) the management fees payable to the Adviser are reasonable, (ii) the profits being realized by the Adviser and its affiliates with respect to the Fund and the Portfolio are reasonable and (iii) the Fund and the Portfolio currently share in any benefits from economies of scale and the structure of the advisory fees, which includes breakpoints at several asset levels, which will allow the Fund and the Portfolio to benefit from any economies of scale in the future. In considering whether to approve the GSAM Sub-advisory Agreements, the Board considered the fact that both GSAM and GSAMI are indirect wholly-owned subsidiaries of the same parent company, Goldman, and, as indicated above, that the appointment of GSAM under the GSAM Sub-advisory Agreements is not expected to result in any changes in the investment professionals who are primarily responsible for the day-to-day management of the assets under the Current Sub-advisory Agreements. The Board also considered that the Goldman Transition is not expected to result in any change in the terms of the Current Sub-advisory Agreements (including the fees payable thereunder), other than the entity providing the sub-advisory services, and that the Adviser will continue to be responsible for the payment of all fees to the Sub-adviser. Accordingly, the Board concluded that the appointment of GSAM as a sub-adviser under the GSAM Sub-advisory Agreements is not expected to adversely affect the performance of the Fund or the Portfolio, the reasonableness of the management fees payable to the Adviser, the profits to be realized by the Adviser and its affiliates in managing the Fund and the Portfolio or the extent to which the Fund and the Portfolio can be expected to benefit from economies of scale in the future. The Board also noted that the continuation of the GSAM Sub-advisory Agreements for an additional one-year term will be considered by the Board and its Contract Review Committee as part of the 2018 annual contract review process, which will begin in January 2018, and that updated information regarding each of these matters would be reviewed by the Board as part of that process.

34

Eaton Vance

Greater India Fund

December 31, 2017

Management and Organization

Fund Management.  The Trustees of Eaton Vance Special Investment Trust (the Trust) and Greater India Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989); Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

35

Eaton Vance

Greater India Fund

December 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Scott E. Wennerholm 1959	Trustee	2016

Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(3)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President of the Trust	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Edward J. Perkin 1972	President of the Portfolio	2014	Chief Equity Investment Officer and Vice President of EVM and BMR since 2014. Formerly, Chief Investment Officer, International and Emerging Markets Equity, and Managing Director, Portfolio Manager, Europe, EAFE and Global at Goldman Sachs Asset Management (2002-2014). Also Vice President of CRM.

36

Eaton Vance

Greater India Fund

December 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(3)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)	During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).
(3)	Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

37

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

38

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Investment Adviser of Eaton Vance Greater India

Fund and Greater India Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser of Eaton Vance Greater India Fund and

Greater India Portfolio

Goldman Sachs Asset Management, L.P.

200 West Street

New York, NY 10282

Administrator of Eaton Vance Greater India Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

142    12.31.17

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Portfolio’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended December 31, 2016 and December 31, 2017 by D&T for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	12/31/16	12/31/17
Audit Fees	$33,360	$38,360
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$43,669	$22,993
All Other Fees(3)	$0	$0

Total	$77,029	$61,353

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended December 31, 2016 and December 31, 2017; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	12/31/16	12/31/17
Registrant	$43,669	$22,993
Eaton Vance(1)	$46,000	$148,018

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Greater India Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 22, 2018

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	February 22, 2018